DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 10, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 24, 2024
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Dividends recognised as distributions to owners of parent, relating to prior years				$ 92,719
Percentage of additional and extraordinary dividend payable				10.00%
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items		30.00%	30.00%	40.00%	40.00%
Minimum Dividend Provision		$ 8,449
Minimum Dividend On Distributed Net Profit			$ 206,684
Dividends paid, classified as financing activities	$ 94,397	$ 114,622	94,637	$ 282,728
Parent [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Minimum Dividend Provision			$ 112,287
2024 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items		30.00%
2025 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items		30.00%
2026 [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items		30.00%
Subsequent years [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Percentage of minimum dividend distribution equivalent on cash income excluding extraordinary items		40.00%